SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 11 - SUBSEQUENT EVENTS

Class A Preferred Stock Issued to Officers of the Company

On July 12, 2022. the Company awarded a bonus to its each of its Chief Executive Officer and President 10 million shares of Class A Preferred Stock (the “Preferred Stock”). On July 15, 2022 the Company entered into an agreement with its CEO and President whereby the CEO and President agreed to certain restrictive covenants relating to these shares of Preferred Stock including but not limited to: agreeing to a three year restriction on the ability to sell the Preferred Stock, and a reduction of the conversion ratio under certain circumstances.

Increase in Number of Authorized Shares of Class A Preferred Stock

On July 14, 2022 the Company filed with the State of Nevada an Amended Certificate of Designation for its Class A Preferred Stock of the Company which provided for an increase of the number of authorized shares of Class A Preferred Stock to 80 million

Acquisition

On August 9, 2022, the Company acquired a minority interest, with the right to acquire the remaining interests, of Frontline Power Solutions LLC (“Frontline”), a Multi-state Licensed Energy Services Company (ESCO). Frontline  is a comprehensive energy service Company with the ability to operate in deregulated markets across the country, and provides energy supply agreements to all sizes of commercial, industrial, and institutional properties.

NOTE 11 - SUBSEQUENT EVENTS

On January 6, 2022, 114,117 shares of Series A Preferred Stock were converted into 2,852,925 shares of common stock by a former officer and director.  On January 3, 2022, February 1, 2022, and February 15, 2022,  1,620,000 shares, 2,012,390 shares, and 3,000,000 shares, respectively, of common stock were issued to GHS Investments LLC, pursuant to the Form S-1 Registration Statement filed by the Company in October 2021.